INVENTORIES	3 Months Ended
Mar. 31, 2016
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	March 31,	December 31,
	2016	2015

	U.S. $ in millions

Finished products	$2,010	$2,050
Raw and packaging materials	1,227	1,195
Products in process	525	535
Materials in transit and payments on account	201	186

	$3,963	$3,966